Risk management - Credit risk from UK customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets	€ 176,554	€ 184,596	€ 191,124
Maximum exposure to credit risk	861,432	943,903	993,412
Impairment loss on financial assets	23,422	21,567	20,970
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	766,034	859,643	908,002
Impairment loss on financial assets	4,458	3,980	3,823
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,962	52,897	54,616
Impairment loss on financial assets	5,461	4,311	4,644
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Impairment loss on financial assets	13,503	13,276	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	498,642	558,295	692,683
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	489,518	552,763	685,507
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,124	5,532	7,176
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	332,354	354,245	269,935
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	276,516	306,880	222,495
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	55,838	47,365	47,439
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Credit risk
Financial assets	134,792	147,575	154,164
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Financial assets	72	446	117
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Financial assets	401	647	870
Santander UK plc
Credit risk
Maximum exposure to credit risk	232,393	287,377	267,993
Impairment loss on financial assets	1,316	1,072	800
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	210,679	270,687	252,184
Impairment loss on financial assets	173	83	192
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	18,596	13,869	13,014
Impairment loss on financial assets	515	437	306
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	3,118	2,821	2,795
Impairment loss on financial assets	628	552	302
Santander UK plc | Investment grade
Credit risk
Maximum exposure to credit risk	182,062	235,375	222,029
Santander UK plc | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	179,612	233,696	220,129
Santander UK plc | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	2,450	1,679	1,900
Santander UK plc | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Speculation grade
Credit risk
Maximum exposure to credit risk	47,213	49,181	43,169
Santander UK plc | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	31,067	36,991	32,055
Santander UK plc | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	16,146	12,190	11,114
Santander UK plc | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default
Credit risk
Maximum exposure to credit risk	3,118	2,821	2,795
Santander UK plc | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 3,118	€ 2,821	€ 2,795
United Kingdom
Credit risk
Decrease in credit risk (as a percent)	4.60%
Percentage of growth rate in local currency	0.70%
Risk exposure	€ 252,255
Percent at risk	27.00%
Non-performing rate (as a percent)	1.24%
Percentage increase in non-performing loans ratio	0.20%
United Kingdom | Santander UK plc | Mortgages | Gross carrying amount
Credit risk
Financial assets	€ 189,076
Percent increase in portfolio	2.70%